SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.1%

Commercial Services - 4.1%
Booz Allen Hamilton Holding Corp.	2,700	400,788
Brink’s Co.	1,825	168,593
Colliers International Group, Inc.	3,600	440,028
FTI Consulting, Inc. *	1,000	210,290

		1,219,699

Communications - 0.6%
Iridium Communications, Inc.	7,050	184,428

Consumer Durables - 1.5%
Century Communities, Inc.	2,175	209,888
National Presto Industries, Inc.	750	62,850
YETI Holdings, Inc. *	4,075	157,091

		429,829

Consumer Non-Durables - 1.6%
Crocs, Inc. *	2,050	294,790
Sensient Technologies Corp.	2,450	169,516

		464,306

Consumer Services - 2.4%
Nexstar Media Group, Inc.	2,650	456,569
Vail Resorts, Inc.	1,100	245,113

		701,682

Electronic Technology - 5.7%
Coherent Corp. *	2,450	148,519
Entegris, Inc.	991	139,275
MKS Instruments, Inc.	3,275	435,575
Monolithic Power Systems, Inc.	1,050	711,291
Power Integrations, Inc.	3,400	243,270

		1,677,930

Energy Minerals - 4.4%
Northern Oil & Gas, Inc.	15,600	619,008
Oasis Petroleum, Inc.	3,860	688,006

		1,307,014

Finance - 22.3%
Air Lease Corp.	8,175	420,522
Artisan Partners Asset Management, Inc.	5,350	244,870
Axis Capital Holdings, Ltd.	6,750	438,885
Broadstone Net Lease, Inc.	18,800	294,596
Cadence Bank	9,450	274,050
Carlyle Group, Inc.	8,075	378,798
CNO Financial Group, Inc.	14,000	384,720
CubeSmart	5,250	237,405
Essential Properties Realty Trust, Inc.	10,050	267,933
Evercore Partners, Inc.	1,900	365,921
H&E Equipment Services, Inc.	6,750	433,215
Hannon Armstrong Sust. Inf. Cap., Inc.	4,825	137,030
Hanover Insurance Group, Inc.	2,500	340,425
Hercules Capital, Inc.	7,725	142,526
Horace Mann Educators Corp.	7,700	284,823
Mercury General Corp.	7,200	371,520
Old National Bancorp	20,675	359,952
Piper Sandler Cos.	1,450	287,810
PotlatchDeltic Corp.	2,810	132,126
Provident Financial Services, Inc.	12,400	180,668
Stifel Financial Corp.	6,000	469,020

Name of Issuer	Quantity	Fair Value ($)

Western Alliance Bancorp	2,100	134,799

		6,581,614

Health Services - 5.6%
Addus HomeCare Corp. *	4,525	467,614
Encompass Health Corp.	5,025	414,964
Patterson Cos., Inc.	7,325	202,536
Tenet Healthcare Corp. *	5,400	567,594

		1,652,708

Health Technology - 5.7%
AtriCure, Inc. *	7,700	234,234
Bio-Techne Corp.	2,650	186,533
Inmode, Ltd. *	6,250	135,063
Intellia Therapeutics, Inc. *	5,875	161,621
Lantheus Holdings, Inc. *	4,700	292,528
Seres Therapeutics, Inc. *	40,625	31,448
STERIS, PLC	975	219,199
Supernus Pharmaceuticals, Inc. *	5,600	191,016
Vericel Corp. *	4,075	211,982

		1,663,624

Industrial Services - 8.2%
DT Midstream, Inc.	3,850	235,235
EMCOR Group, Inc.	1,850	647,870
KBR, Inc.	10,775	685,936
Kodiak Gas Services, Inc.	5,700	155,838
MYR Group, Inc. *	1,400	247,450
TechnipFMC, PLC	17,750	445,703

		2,418,032

Non-Energy Minerals - 3.5%
AZEK Co., Inc. *	5,700	286,254
Commercial Metals Co.	3,950	232,142
Eagle Materials, Inc.	1,575	428,006
MP Materials Corp. *	6,600	94,380

		1,040,782

Process Industries - 5.0%
Avient Corp.	2,125	92,225
Cabot Corp.	2,450	225,890
Huntsman Corp.	4,650	121,039
Olin Corp.	7,625	448,350
Silgan Holdings, Inc.	8,000	388,480
Stepan Co.	2,250	202,590

		1,478,574

Producer Manufacturing - 11.6%
AeroVironment, Inc. *	2,875	440,680
AGCO Corp.	1,350	166,077
AZZ, Inc.	3,650	282,181
Belden, Inc.	3,175	294,037
Carlisle Cos., Inc.	775	303,684
Crane Co.	3,275	442,551
Crane NXT Co.	3,275	202,723
Donaldson Co., Inc.	2,675	199,769
EnPro, Inc.	1,575	265,813
Hubbell, Inc.	850	352,792
Lincoln Electric Holdings, Inc.	1,075	274,598
Regal Rexnord Corp.	1,042	187,664

		3,412,569

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.0%
Boot Barn Holdings, Inc. *	2,875	273,556
Casey’s General Stores, Inc.	1,025	326,412

		599,968

Technology Services - 2.7%
Altair Engineering, Inc. *	1,725	148,609
Globant SA *	2,625	529,987
nCino, Inc. *	3,100	115,878

		794,474

Transportation - 3.1%
Knight-Swift Transportation Holdings, Inc.	3,700	203,574
Marten Transport, Ltd.	8,450	156,156
TFI International, Inc.	3,475	554,123

		913,853

Utilities - 1.1%
Chesapeake Utilities Corp.	3,075	329,948

Total Common Stocks (cost: $18,183,082)		26,871,034

Short-Term Securities - 9.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $2,792,750)	2,792,750	2,792,750

Total Investments in Securities - 100.6% (cost $20,975,832)		29,663,784

Other Assets and Liabilities, net - (0.6)%		(172,495)

Net Assets - 100.0%		$29,491,289

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	26,871,034	—	—	26,871,034
Short-Term Securities	2,792,750	—	—	2,792,750

Total:	29,663,784	—	—	29,663,784

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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